Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands		Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2014		$ 31,407	$ 32	$ 68,116	$ 4	$ (36,745)
Balance (in shares) at Dec. 31, 2014			11,100,453
Stock based compensation		970	$ 0	970	0	0
Unrealized gain loss from marketable securities		(210)	0	0	(210)	0
Net loss		(10,622)	0	0	0	(10,622)
Balance at Dec. 31, 2015		21,545	$ 32	69,086	(206)	(47,367)
Balance (in shares) at Dec. 31, 2015			11,100,453
Stock based compensation		1,628	$ 0	1,628	0	0
Issuance of Ordinary Shares	[1]	4,479	$ 2	4,477	0	0
Issuance of Ordinary Shares (in shares)	[1]		933,160
Issuance of common stock upon stock option exercises		255	$ 0	255	0	0
Issuance of common stock upon stock option exercises (in shares)			115,613
Unrealized gain loss from marketable securities		121	$ 0	0	121	0
Net loss		(16,953)	0	0	0	(16,953)
Balance at Dec. 31, 2016		$ 11,075	$ 34	$ 75,446	$ (85)	$ (64,320)
Balance (in shares) at Dec. 31, 2016			12,149,226

[1]	See also Note 10.A.7.